Acquisitions (Schedule Of Purchase Price Allocation) (Details) (Nokia Corporation [Member], USD $) In Thousands, unless otherwise specified	Apr. 14, 2009
Nokia Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Accounts receivable	$ 27,674
Inventory	7,575
Other assets	8,148
Accounts payable and other liabilities	(21,703)
Deferred revenues	(48,457)
Intangible assets	36,944
Goodwill (tax deductible)	43,856
Total purchase price	$ 54,037